CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Consolidated profit from continuing operations	€ 16,779	€ 13,218	€ 2,338	[1]
Adjustments for non-cash items:
depreciation and amortization	6,797	5,871	2,376
(gains)/losses on disposals	(192)	(121)	(236)
change in deferred taxes	(711)	(654)	42
other non-cash items	391	99	180
Change in provisions	1,906	(1,152)	(1,085)
Result of equity method investments net of dividends received	(47)	(185)	373
Change in carrying amount of leased vehicles	(483)	358	(183)
Changes in working capital	(4,481)	1,212	1,300
Net cash from operating activities - discontinued operations	0	0	1,136
Net cash from operating activities	19,959	18,646	6,241
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies	235	161	359
Acquisitions of consolidated subsidiaries and equity method and other investments	(666)	(726)	(276)
Cash and cash equivalents of FCA at the merger	0	22,514	0
Proceeds from disposals of property, plant and equipment and intangible assets	545	295	171
Investments in property, plant and equipment and intangible assets	(8,615)	(8,687)	(2,733)
Change in amounts payable on property, plant and equipment and intangible assets	(399)	(1,426)	(217)
Net change in receivables from financing activities	(1,413)	(306)	37
Other changes	(218)	(36)	119
Net cash from/(used in) investing activities - discontinued operations	0	(3,115)	(1,359)
Net cash from/(used in) investing activities	(10,531)	8,674	(3,899)
Distributions paid:
Distributions paid to Stellantis shareholders	(3,353)	(4,204)	0
Distributions paid to minority shareholders of subsidiaries	(1)	0	(2)
Proceeds from issuance of shares	40	243	2
(Purchases)/sales of treasury shares	(923)	0	(163)
Changes in short-term debt and other financial assets and liabilities	(400)	(846)	529
Changes in long-term debt	(6,480)	4,106	978
Change in securities	(2,069)	(610)	686
Other changes	19	(55)	(5)
Net cash from/(used in) financing activities - discontinued operations	0	0	1,091
Net cash from/(used in) financing activities	(13,167)	(1,366)	3,116
Effect of changes in exchange rates	608	764	(397)
(Increase)/decrease in cash and cash equivalents included in asset held for sale	(65)	18	0
Increase/(decrease) in cash and cash equivalents	(3,196)	26,736	5,061
Net cash and cash equivalents at beginning of the period	49,629	22,893	17,832
Net cash and cash equivalents at end of the period	€ 46,433	€ 49,629	€ 22,893

[1]	Refer to Note 3, Scope of consolidation